Other intangibles	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Other intangibles

NOTE 3. OTHER INTANGIBLES

The components of intangible assets other than goodwill at December 31, 2018 and December 31, 2017 were as follows:

	December 31, 2018	December 31, 2017
DNMT1 Inhibitor License	$110,474	$—
LSD1 Inhibitor License	40,983	40,983
Trademarks	34,426	34,426
Accumulated Amortization	(13,452)	(9,010)

Other Intangibles, Net	$172,431	$66,399

In the Licensing Arrangements section (Note 5), Salarius obtained an exclusive license right for an LSD1 inhibitor from the University of Utah Research Foundation and an exclusive right for a DNMT1 inhibitor from NUPOTENTIAL. The LDS1 molecule was patented on August 15, 2011. The DNMT1 inhibitor was patented during October 2009. The recorded value of both Inhibitor licenses was based upon the value of the equity exchanged to procure it.

Intangible assets with finite lives are capitalized and are amortized over their estimated useful lives, which was determined to be 20 years for the LSD1 Inhibitor and the DNMT1 Inhibitor. As of December 31, 2018, and December 31, 2017 the remaining amortization period for finite-lived intangible assets ranging from 13-20 years and 14 years, respectively.

Amortization expense related to finite-lived intangible assets was as follows:

	December 31, 2018	December 31, 2017
Amortization Expense—Intangibles	$4,442	$4,340

The estimated amortization expense for each of the next five years associated with Salarius’ finite-lived intangible assets as of December 31, 2018 is $9,965. Amortization expense is included in general and administrative expense.